UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of December 31, 2006
Check here if Amendment []; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:401 Route 73 North
        Lake Center Executive Park
        Building #10 SUite 320
        Marlton, NJ 08053-3425

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 122

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         February 25, 2007
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      41
Form 13F Information Table Value   $795,345
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         12/31/2006

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                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Apple Computer, Inc.          COM      037833100  23,968  282,513 SH         SOLE       NA     73,510   0  209,003
Bank of America Corp.         COM      060505104  16,247  304,315 SH         SOLE       NA     52,972   0  251,343
The Bear Stearns Companies    COM      073902108  25,092  154,147 SH         SOLE       NA     26,742   0  127,405
The Boeing Company            COM      097023105  19,182  215,913 SH         SOLE       NA     40,405   0  175,508
Burlington Northern Santa Fe  COM      12189T104  18,685  253,145 SH         SOLE       NA     44,501   0  208,644
Campbell Soup Co              COM      134429109  10,015  257,519 SH         SOLE       NA     59,769   0  197,750
Celgene Corporation           COM      151020104  22,281  387,302 SH         SOLE       NA     65,618   0  321,684
Chevron Corporation           COM      166764100  19,924  270,966 SH         SOLE       NA     47,674   0  223,292
CIGNA Corporation             COM      125509109  22,819  173,438 SH         SOLE       NA     30,007   0  143,431
Cisco System Inc              COM      17275R102  25,283  925,094 SH         SOLE       NA    160,149   0  764,945
Costco Wholesale Corp         COM      22160K105  19,376  366,492 SH         SOLE       NA     65,193   0  301,299
Dominion Resources Inc	      COM      25746U109  19,427  231,716 SH         SOLE       NA     43,296   0  188,421
EOG Resources, Inc.           COM      26875P101  16,044  256,905 SH         SOLE       NA     45,754   0  211,151
Express Scripts, Inc.         COM      302182100  22,292  311,335 SH         SOLE       NA     54,891   0  256,444
Genentech, Inc.               COM      368710406  19,657  242,293 SH         SOLE       NA     41,816   0  200,477
General Dynamics Corporation  COM      369550108  22,115  297,443 SH         SOLE       NA     51,878   0  245,565
Google Inc.                   COM      38259P508  17,805   38,666 SH         SOLE       NA      6,813   0   31,854
Harmon International Ind      COM      413086109  19,015  190,324 SH         SOLE       NA     33,484   0  156,840
Hess Corporation              COM      42809H107  18,790  379,061 SH         SOLE       NA     67,223   0  311,838
Hewlett-Packard Co.           COM      428236103  20,151  489,217 SH         SOLE       NA     82,978   0  406,239
International Game Technology COM      459902102  21,211  459,105 SH	     SOLE	NA     80,811	0  378,293
Johnson & Johnson             COM      478160104  20,622  312,365 SH         SOLE       NA     55,706   0  256,658
Johnson Controls, Inc.	      COM      478366107  23,713  275,993 SH	     SOLE	NA     47,657	0  228,337
KLA-Tencor Corporation	      COM      482480100  23,618  474,726 SH	     SOLE	NA     82,266	0  392,460
Lockheed Martin Corporation   COM      539830109  22,651  246,014 SH	     SOLE	NA     43,068	0  202,946
Marriott International, Inc.  COM      571903202  23,197  486,108 SH	     SOLE	NA     83,926   0  402,182
Mastercard Inc                COM      57636Q104  15,489  157,265 SH         SOLE       NA     27,742   0  129,523
Merrill Lynch & Co., Inc.     COM      590188108  24,431  262,413 SH	     SOLE	NA     45,420	0  216,993
Nordstrom, Inc.               COM      655664100  21,864  443,137 SH         SOLE       NA     77,301   0  365,836
Nvidia Corporation            COM      67066G104   9,522  257,279 SH         SOLE       NA          0   0  257,279
Phelps Dodge Corporation      COM      717265102  19,748  164,952 SH	     SOLE	NA     28,530	0  136,422
Praxair Inc                   COM      74005P104  15,003  252,866 SH         SOLE       NA     43,956   0  208,911
Precision Castparts Corp      COM      740189105  15,727  200,904 SH         SOLE       NA     35,359   0  165,545
Procter & Gamble              COM      742718109  11,383  177,111 SH         SOLE       NA     22,644   0  154,467
QUALCOMM Inc.	              COM      747525103  18,491  489,322 SH	     SOLE	NA     84,393	0  404,928
State Street Corp             COM      857477103  21,603  320,331 SH         SOLE       NA     55,344   0  264,987
Texas Instruments Inc.	      COM      882508104  13,241  459,754 SH	     SOLE	NA     82,522	0  377,232
The Goldman Sachs Group, Inc. COM      38141G104  24,175  121,271 SH	     SOLE	NA     20,854	0  100,317
The HarTford Financial Serv   COM      416515104  21,417  229,528 SH         SOLE       NA     39,913   0  189,615
Valero Energy Corp.	      COM      91913Y100  14,220  277,950 SH	     SOLE	NA     49,707	0  228,243
Yum! Brands, Inc              COM      988498101  15,850  269,560 SH         SOLE       NA     47,092   0  222,468
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